CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 6,257	$ 5,761
Trade and other receivables	10,203	3,966
Derivative financial instruments	41	383
Income tax receivable	40	40
Other current assets	4,634	3,472
Assets held for sale	40,980	61,064
TOTAL CURRENT ASSETS	62,155	74,686
NON-CURRENT ASSETS
Development and production assets	536,202	338,796
Exploration and evaluation expenditure	83,282	34,979
Property and equipment	1,149	1,246
Income tax receivable, non-current	4,378	4,688
Derivative financial instruments	221	223
TOTAL NON-CURRENT ASSETS	625,232	379,932
TOTAL ASSETS	687,387	454,618
CURRENT LIABILITIES
Trade and other payables	15,104	9,051
Accrued expenses	38,791	39,051
Production prepayment		18,194
Derivative financial instruments	14,962	5,618
Provisions, current	949	1,158
Liabilities related to assets held for sale	980	1,064
TOTAL CURRENT LIABILITIES	70,786	74,136
NON-CURRENT LIABILITIES
Credit facilities, net of deferred financing fees	233,940	189,310
Restoration provision	15,634	7,567
Other provisions, non-current	761	2,158
Derivative financial instruments	13,326	3,728
Deferred tax liabilities	4,999
Other non-current liabilities	518	368
TOTAL NON-CURRENT LIABILITIES	269,178	203,131
TOTAL LIABILITIES	339,964	277,267
NET ASSETS	347,423	177,351
EQUITY
Issued capital	615,984	372,764
Share-based payments reserve	16,436	16,250
Foreign currency translation reserve	(875)	(1,134)
Accumulated deficit	(284,122)	(210,529)
TOTAL EQUITY	$ 347,423	$ 177,351